NET LOSS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Stock Option
Antidilutive securities excluded from computation of earnings per share amount	3,389,379	3,323,618	1,674,617
Warrant
Antidilutive securities excluded from computation of earnings per share amount	617,277	617,277	827,164